CONSOLIDATED STATEMENT OF CASH FLOWS - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (12,162,391)	$ (7,659,667)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of equipment	6,760	6,234
Share-based compensation		153,266
Change in fair value of simple agreements for future equity	7,377,383	4,614,821
Allowance for credit losses	38,022
Other operating activities settled in digital assets and U.S. Dollar Coin	(567,267)
Changes in operating assets and liabilities:
Accounts receivable	(992,696)	(29,204)
Advance to suppliers and prepaid expense	918,418	(750,264)
Refundable deposits receivable	231,125	(571,125)
Other receivables	1,707,626	1,709,568
Accounts payable	826,407	(38,025)
Contract liabilities	637,618	337,434
Refundable deposits payable	(1,086,099)	1,222,375
Other current liabilities	310,470	(6,212)
Net cash used in operating activities	(2,754,624)	(1,010,799)
Cash flows from investing activities:
Purchase of equipment		(2,138)
Proceeds from sale of digital assets and U.S. Dollar Coin	1,406,521
Net cash used in investing activities	1,406,521	(2,138)
Cash flows from financing activities:
Payment for deferred offering costs	(190,000)
Proceeds from simple agreements for future equity		4,275,000
Net cash provided by financing activities	(190,000)	4,275,000
Net change in cash	(1,538,103)	3,262,063
Cash at the beginning of the period	4,231,689	969,626
Cash at the end of the period	2,693,586	4,231,689
Supplementary Information:
Income tax paid	800
Interest expense paid
Supplemental schedule of non-cash financing activities:
Investment proceeds received by an employee on behalf of the Company from SAFEs investors	500,000	32,500
Investment proceeds received through U.S. Dollar Coin from SAFEs investors	$ 3,000,000